Acquisition Of Nautilus Offshore Services Inc. (Details) $ in Thousands	10 Months Ended	11 Months Ended	12 Months Ended
	Oct. 21, 2015 USD ($)	Nov. 24, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Fair value of non controlling interest				$ 1,500
Carrying amount of vessels				$ 96,428	$ 2,141,617
Number of time charter				7
Write off of time charter				$ 1,467
Revenues				969,825	2,185,524	$ 1,492,014
Net losses				$ (2,808,086)	$ 58,020	$ (198,028)
Nautilus | Offshore Supply Vessels
Number of vessels				6
Contracted revenue				$ 80,494
Nautilus | Oil Spill Recovery Vessels
Number of vessels				4
Nautilus | Platform Supply Vessels
Number of vessels				2
Nautilus
Acquisition Net Debt Assumed	$ 33,000
Fair value of non controlling interest	$ 1,500
Amortization method of time-chartered contracts				straight-line
Revenues				$ 8,118
Net losses				(2,100)
Nautilus | Forecasted results
Number of time charter			3
Write off of time charter			$ 6,102
Revenue expected to be lost			$ 30,170
Nautilus | Vessels
Carrying amount of vessels				99,370
Fair value adjustment				$ 2,270
Nautilus | Mezzanine and Oil And Gas
Ownership percentage to Nautilus	97.44%
VRG AS | Mezzanine
Ownership percentage to Nautilus		2.56%